Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Capitalized Lease Rights at Cost

Capitalized lease rights, at cost as of December 31, 2014 and 2013, are as follows:

(in US$ millions)	2014	2013
Land lease rights	35.5	39.6
Jetty lease rights	8.9	10.2

At cost	44.4	49.8
Accumulated amortization	(4.2)	(3.6)

Net intangibles assets	40.2	46.2